Equity-settled share-based payments - Summary of Options (Details)	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares
Equity Settled Share Based Payments [Abstract]
Options outstanding | shares	4,302,617	4,718,302	6,101,764
Options granted | shares	3,165,916	4,722,281	1,036,523
Options forfeited | shares	(52,525)	(2,899,801)	(1,341,676)
Options exercised | shares	(659,414)	(2,238,165)	(1,078,309)
Options outstanding | shares	6,756,594	4,302,617	4,718,302
Exercisable at the year-end | shares	1,079,609	647,215	2,689,300
Outstanding balance, Weighted Average Exercise price | £ / shares	£ 1.0246	£ 0.7017	£ 0.8268
Granted during the year, Weighted Average Exercise price | £ / shares	3.5190	1.2940	0.0005
Lapsed or forfeited during the year, Weighted Average Exercise Price | £ / shares	0.05	1.0532	1.0978
Exercised during the year, Weighted Average Exercise Price | £ / shares	0.3348	0.5751	0.3159
Outstanding balance, Weighted Average Exercise Price | £ / shares	2.2683	1.0246	0.7017
Exercisable at the year-end, Weighted Average Exercise Price | £ / shares	£ 1.5133	£ 0.3196	£ 0.816